Consolidated Statements of Comprehensive Income - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Statement of comprehensive income [abstract]
NET EARNINGS	[1]	$ 992	$ 3,573
Items that will not be reclassified to net earnings:
Net actuarial gain on defined benefit plans		7	54
Net fair value loss on investments		(25)	(99)
Items that have been or may be subsequently reclassified to net earnings:
Gain (loss) on currency translation of foreign operations		47	(249)
Other		7	(8)
OTHER COMPREHENSIVE INCOME (LOSS)	[1]	36	(302)
COMPREHENSIVE INCOME		$ 1,028	$ 3,271

[1]	All equity transactions were attributable to common shareholders.